Customer Trust Fund - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment income from invested customer trust fund included in revenue	$ 67.0	$ 46.5	$ 39.1
Maturities ranging from one to 120 days [Member]
Average customer trust funds held in liquidity portfolios, Percentage	46.00%
Maturities ranging from 120 days to 10 years [Member]
Average customer trust funds held in fixed income portfolios, Percentage	54.00%